Special Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Research and Development Asset Acquired Other than Through Business Combination, Written-off	$ 0	$ 4	$ 12
Purchased technology and patents				12
Pension settlement charges		13
Intangible Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges		52
Intangible Asset Charges [Member] | CV/AF [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges	8
Intangible Asset Charges [Member] | NMD [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges	23
Licensing Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Legal settlement charge	28
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Legal settlement charge		4	17
product quality action cost [Member]
Restructuring Cost and Reserve [Line Items]
Legal settlement charge	16
Field Action Cost IESD [Member]
Restructuring Cost and Reserve [Line Items]
Loss Contingency, Loss in Period	27
Customer Lists And Relationships [Member] | Intangible Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairment charges	2	49
2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	102	162
Severance and benefits costs, number of employees impacted	100
2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	51	34
2011 Restructuring Plan [Member] | Other Restructuring [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	37
Pension settlement charges		13
2011 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	8	7
2011 Restructuring Plan [Member] | Facility Closing [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefits costs, number of employees impacted		650
Idle facility costs	13	4
2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	38	82
2011 Restructuring Plan [Member] | Employee Termination Costs [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefits costs, number of employees impacted		550
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		26
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member] | CRM [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		12
2011 Restructuring Plan [Member] | Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	6	10
2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	185
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date Percent	5.00%
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	18
2012 Business Realignment Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	7
2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	109
2012 Business Realignment Restructuring Plan [Member] | Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	11
Operating Expense [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	58	115
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	31	25
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	27	73
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0	0
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	0	17
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	161
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	16
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	104
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	41
Cost of Sales [Member] | Field Action Cost IESD [Member]
Restructuring Cost and Reserve [Line Items]
Loss Contingency, Loss in Period	25
Cost of Sales [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	44	47
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	20	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	11	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	13	20
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	0	9
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	24
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve period expense	2
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance and benefit costs	5
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	17
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	0
Cost of Sales [Member] | 2010 Special Charges [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges			$ 28